    As filed with the Securities and Exchange Commission on April 11, 2001.
                                                              File No. 333-60515

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 4 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  ICMG Registered Variable Life Separate Account A

B.       Name of depositor: Hartford Life Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty, Esq.
         Hartford Life Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___  immediately upon filing pursuant to paragraph (b) of Rule 485
         _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
         ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___  on ___________ pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the
         Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2       CAPTION IN PROSPECTUS
-----------------------       ---------------------
          1.                  Cover Page
          2.                  Cover Page
          3.                  Not Applicable
          4.                  Statement of Additional Information - Distribution of
                              the Policies
          5.                  About Us - ICMG Registered Life Separate Account A
          6.                  About Us - ICMG Registered Life Separate Account A
          7.                  Not required by Form S-6
          8.                  Not required by Form S-6
          9.                  Legal Proceedings
          10.                 About Us - ICMG Registered Variable Life Separate
                              Account A; The Funds
          11.                 About Us - ICMG Registered Variable Life Separate
                              Account A; The Funds
          12.                 About Us - The Funds
          13.                 Fee Table;  Charges and Deductions
          14.                 Premiums
          15.                 Premiums
          16.                 Premiums
          17.                 Making Withdrawals From Your Policy
          18.                 About Us - The Funds; Charges and Deductions
          19.                 Your Policy - Contract Rights
          20.                 Not Applicable
          21.                 Loans
          22.                 Not Applicable
          23.                 Not Applicable
          24.                 Not Applicable
          25.                 About Us - Hartford Life Insurance Company
          26.                 Not Applicable
          27.                 About Us - Hartford Life Insurance Company
          28.                 Statement of Additional Information - General
                              Information and History
          29.                 About Us - Hartford Life Insurance Company
          30.                 Not Applicable
          31.                 Not Applicable
          32.                 Not Applicable
          33.                 Not Applicable
          34.                 Not Applicable

ITEM NO. OF FORM N-8B-2       CAPTION IN PROSPECTUS
-----------------------       ---------------------

          35.                 Statement of Additional Information - Distribution of
                              the Policies
          36.                 Not required by Form S-6
          37.                 Not Applicable
          38.                 Statement of Additional Information - Distribution of
                              the Policies
          39.                 Statement of Additional Information - Distribution of
                              the Policies
          40.                 Not Applicable
          41.                 Statement of Additional Information - Distribution of
                              the Policies
          42.                 Not Applicable
          43.                 Not Applicable
          44.                 Premiums
          45.                 Not Applicable
          46.                 Premiums; Making Withdrawals From Your Policy
          47.                 About Us - The Funds
          48.                 Cover Page; About Us - Hartford Life Insurance Company
          49.                 Not Applicable
          50.                 About Us - ICMG Registered Variable Life Separate
                              Account A
          51.                 Not Applicable
          52.                 About Us - The Funds
          53.                 Taxes
          54.                 Not Applicable
          55.                 Not Applicable
          56.                 Not Required by Form S-6
          57.                 Not Required by Form S-6
          58.                 Not Required by Form S-6
          59.                 Not Required by Form S-6

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.



The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:


x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying
  Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Alger American Growth Portfolio of The Alger
                                                              American Fund
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
                                                              The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Deutsche VIT EAFE-Registered Trademark- Equity Index        EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Deutsche Asset Management VIT Funds
  Deutsche VIT Equity 500 Index Investment Division           Equity 500 Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Deutsche VIT Small Cap Index Investment Division            Small Cap Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Fidelity Variable Insurance Products Fund Equity-Income     Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Fund High Income       Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Fund Overseas          Initial Class of the Overseas Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Fund Asset Manager     Initial Class of the Asset Manager Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products Fund
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton International Securities Investment Division      Class 2 of the Templeton International Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the
                                                              Janus Aspen Series
  J.P. Morgan Bond Investment Division                        J.P. Morgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  J.P. Morgan International Opportunities Investment          J.P. Morgan International Opportunities Portfolio
  Division                                                    of the J.P. Morgan Series Trust II
  J.P. Morgan Small Company Investment Division               J.P. Morgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  J.P. Morgan U.S. Disciplined Equity Investment Division     J.P. Morgan U.S. Disciplined Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Investors Trust Investment Division                     MFS-Registered Trademark- Investors Trust Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS New Discovery Investment Division                       MFS-Registered Trademark- New Discovery Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MSAM Emerging Markets Equity Investment Division            Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Equity Growth Investment Division (EFFECTIVE JULY 5,   Equity Growth Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)
  MAS Fixed Income Investment Division                        Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Global Value Equity Investment Division (EFFECTIVE     Global Value Equity Portfolio of The Universal
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Institutional Funds, Inc.
  INVESTMENT VALUE)
  MAS High Yield Investment Division                          High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Mid Cap Growth Investment Division                      Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Technology Investment Division                         Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Value Investment Division (EFFECTIVE JULY 5, 2000,      Value Portfolio of The Universal Institutional
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)    Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.


The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.


Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     7
----------------------------------------------------------------------
  Benefits of Your Policy                                         7
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 7
----------------------------------------------------------------------
  Risks of Your Policy                                            7
----------------------------------------------------------------------
FEE TABLES                                                        8
----------------------------------------------------------------------
ABOUT US                                                         13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account A               13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           17
----------------------------------------------------------------------
  Deductions From Premium                                        17
----------------------------------------------------------------------
  Deductions From Investment Value                               17
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 18
----------------------------------------------------------------------
  Ownership Rights                                               18
----------------------------------------------------------------------
  Beneficiary                                                    18
----------------------------------------------------------------------
  Assignment                                                     18
----------------------------------------------------------------------
  Statements                                                     18
----------------------------------------------------------------------
  Issuance of Your Certificate                                   18
----------------------------------------------------------------------
  Right to Examine the Certificate                               18
----------------------------------------------------------------------
PREMIUMS                                                         19
----------------------------------------------------------------------
  Premium Payment Flexibility                                    19
----------------------------------------------------------------------
  Allocation of Premium Payments                                 19
----------------------------------------------------------------------
  Accumulation Units                                             19
----------------------------------------------------------------------
  Accumulation Unit Values                                       19
----------------------------------------------------------------------
  Premium Limitation                                             20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 20
----------------------------------------------------------------------
  Values Under the Certificate                                   20
----------------------------------------------------------------------
  Death Benefits                                                 20
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          21
----------------------------------------------------------------------
  Surrender                                                      21
----------------------------------------------------------------------
  Partial Withdrawals                                            22
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             22
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              22
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      22
----------------------------------------------------------------------
  Asset Rebalancing                                              22
----------------------------------------------------------------------
  Dollar Cost Averaging                                          23
----------------------------------------------------------------------
  Processing of Transactions                                     23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Interest                                                  23
----------------------------------------------------------------------
  Credited Interest                                              23
----------------------------------------------------------------------
  Loan Repayments                                                24
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              24
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            24
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
  Lapse and Grace Period                                         24
----------------------------------------------------------------------
  Reinstatement                                                  24
----------------------------------------------------------------------
TERMINATION OF POLICY                                            24
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             25
----------------------------------------------------------------------
  Partial Withdrawals                                            25
----------------------------------------------------------------------
  Transfers of Account Value                                     25
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             25
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            25
----------------------------------------------------------------------
  Deferral of Payments                                           25
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
----------------------------------------------------------------------
  Modification of Policy                                         25
----------------------------------------------------------------------
  Substitution of Funds                                          25
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    25
----------------------------------------------------------------------
  Separate Account Taxes                                         25
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            25
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  25
----------------------------------------------------------------------
OTHER MATTERS                                                    26
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            26
----------------------------------------------------------------------
  Our Rights                                                     26
----------------------------------------------------------------------
  Limit on Right to Contest                                      26
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  26
----------------------------------------------------------------------
  Assignment                                                     26
----------------------------------------------------------------------
  Dividends                                                      26
----------------------------------------------------------------------
TAXES                                                            26
----------------------------------------------------------------------
  General                                                        26
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  26
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        27
----------------------------------------------------------------------
  Modified Endowment Contracts                                   27
----------------------------------------------------------------------
  Diversification Requirements                                   27
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                28
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        28
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 28
----------------------------------------------------------------------
  Other Tax Considerations                                       28
----------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                PAGE
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  29
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                29
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              31
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)         When you pay premium.     9% of any premium paid for                       All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                  All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                   All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:

6.75% of any premium paid for Coverage Years 1 through 7, and

4.75% of any premium paid in Coverage Years 8 and later

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the cost of                        All
Charges                                           insurance rate times the net
                                                  amount at risk. The cost of
                                                  insurance rates depend on issue
                                                  age, sex, insurance class and
                                                  substandard rating. The monthly
                                                  cost of insurance charge ranges
                                                  from $0.084 per $1,000 to
                                                  $85.527 per $1,000.
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                    On an annual basis, .65% of the                  All
Risk Charge                                       value of each Investment
                                                  Division's assets.
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                  $10 per Coverage Month.                          All
-------------------------------------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                  Individualized based on optional   Only those Certificates with benefits
                                                  rider selected.                    provided by rider.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.



                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        0.75%          N/A       0.04%        0.79%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          0.85%          N/A       0.05%        0.90%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                           0.66%         0.25%      0.04%        0.95%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund -- Class 2             0.80%         0.25%      0.06%        1.11%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                                  0.36%         0.25%      0.02%        0.63%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                           0.54%         0.25%      0.05%        0.84%
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                        0.44%         0.25%      0.01%        0.70%
----------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index Fund (3)          0.45%          N/A       0.47%        0.92%
----------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (3)                                 0.20%          N/A       0.14%        0.34%
----------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund (3)                                  0.35%          N/A       0.34%        0.69%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Equity-Income
  Portfolio -- Initial Class (2)(4)                                    0.48%          N/A       0.08%        0.56%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund High Income
  Portfolio -- Initial Class (2)                                       0.58%          N/A       0.10%        0.68%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Overseas Portfolio --
  Initial Class (2)(4)                                                 0.72%          N/A       0.17%        0.89%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund Asset Manager
  Portfolio -- Initial Class (2)                                       0.53%          N/A       0.08%        0.61%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (5)(7)(8)                           0.49%         0.25%      0.28%        1.02%
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (9)               0.34%          N/A       0.41%        0.75%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (5)                           0.60%         0.25%      0.20%        1.05%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (5)(6)                     0.81%         0.25%      0.06%        1.12%
----------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2 (5)                 0.67%         0.25%      0.20%        1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                     0.63%          N/A       0.03%        0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                    0.46%          N/A       0.02%        0.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                                 0.63%          N/A       0.03%        0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                     0.49%          N/A       0.03%        0.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                             0.45%          N/A       0.03%        0.48%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares (10)         0.65%         0.25%      0.02%        0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares (10)      0.65%         0.25%      0.06%        0.96%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (10)          0.65%         0.25%      0.05%        0.95%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (10)                  0.65%         0.25%      0.02%        0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (10)           0.65%         0.25%      0.09%        0.99%
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio                                             0.30%          N/A       0.45%        0.75%
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio (11)                 0.60%          N/A       0.60%        1.20%
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (11)                               0.60%          N/A       0.55%        1.15%
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio                          0.35%          N/A       0.50%        0.85%
----------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                           TOTAL
                                                                                             OTHER       OPERATING
                                                              MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES (1)
--------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (12)                                   0.75%            N/A       0.10%         0.85%
--------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (12)(13)                         0.75%            N/A       0.16%         0.91%
--------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (12)                                   0.75%            N/A       0.12%         0.87%
--------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (12)(13)                                 0.90%            N/A       0.16%         1.06%
--------------------------------------------------------------------------------------------------------------------
MFS High Income Series (12)(13)                                   0.75%            N/A       0.16%         0.91%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio (14)                                           1.09%            N/A       0.71%         1.80%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio (2)(14)                                               0.48%            N/A       0.37%         0.85%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income
  Portfolio (14)                                                  0.21%            N/A       0.49%         0.70%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio (2)(14)                                               0.52%            N/A       0.63%         1.15%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (14)                                                  0.26%            N/A       0.54%         0.80%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio (14)                                                  0.00%            N/A       1.05%         1.05%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (14)                                                  0.59%            N/A       0.56%         1.15%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value
  Portfolio (2)(14)                                               0.31%            N/A       0.54%         0.85%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)                                                   0.85%            N/A       0.14%         0.99%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited Maturity
  Bond Portfolio (2)                                              0.65%            N/A       0.11%         0.76%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)                                                   0.82%            N/A       0.10%         0.92%
--------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.



(3) The investment advisor, Deutsche Asset Management, Inc., has voluntarily agreed to waive its management fee and reimburse certain expenses. With expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses for Deutsche VIT EAFE-Registered Trademark- Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund were as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index
  Fund                                                        0.45%            N/A       0.20%       0.65%
------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                            0.20%            N/A       0.10%       0.30%
------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund                             0.35%            N/A       0.10%       0.45%
------------------------------------------------------------------------------------------------------------



(4) Actual annual class operating expenses were lower because of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



(5) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(6) The Fund administration fee is paid indirectly through the management fee.



(7) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(8) The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


   of the Securities and Exchange Commission. Without this reduction Management
    Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund: Class 2                              0.53%           0.25%      0.28%       1.06%
------------------------------------------------------------------------------------------------------------



(9) The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager has also agreed in advance to make an estimated reduction of 0.05% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions Management Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund: Class 1            0.43%            N/A       0.61%       1.04%
------------------------------------------------------------------------------------------------------------



(10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Aggressive Growth, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of any expense offset arrangement.



(11) Pursuant to a contractual agreement through at least fiscal year 2001, fees and expenses were reimbursed to the extent expenses exceeded 1.20% and 1.15% of the average daily net assets of J.P. Morgan International Opportunities Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio             0.60%            N/A       1.13%       1.73%
------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio                           0.60%            N/A       0.72%       1.32%
------------------------------------------------------------------------------------------------------------



(12) Each Series has an expense offset arrangement, which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                    0.75%            N/A       0.09%       0.84%
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                              0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                                    0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                                      0.90%            N/A       0.15%       1.05%
------------------------------------------------------------------------------------------------------------
MFS High Income Series                                        0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------



(13) MFS has contractually agreed through at least May 1, 2002, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                              0.75%            N/A       0.16%       0.91%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                                      0.90%            N/A       0.19%       1.09%
------------------------------------------------------------------------------------------------------------
MFS High Income Series                                        0.75%            N/A       0.24%       0.99%
------------------------------------------------------------------------------------------------------------



(14) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Fixed Income 0.70%; Global Value Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. These waivers shall remain in effect until May 1, 2002 at which time the adviser may terminate this waiver at its sole discretion. Without such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio                                            1.25%            N/A       0.71%       1.96%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio                                                   0.55%            N/A       0.37%       0.92%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income
  Portfolio                                                   0.40%            N/A       0.49%       0.89%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value
  Equity Portfolio                                            0.80%            N/A       0.63%       1.43%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio                                                   0.50%            N/A       0.54%       1.04%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio                                                   0.75%            N/A       1.54%       2.29%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio                                                   0.80%            N/A       0.56%       1.36%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio       0.55%            N/A       0.54%       1.09%
------------------------------------------------------------------------------------------------------------



    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.05% of such investment related expenses.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by The Hartford Financial Services Group, Inc., a Delaware corporation.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.              4/1/00       A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/00      AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   12/1/00      AA+    Financial Strength
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A

The insurance benefits under the Group Policies are provided through investments made in ICMG Registered Variable Life Separate Account A (the "Separate Account"). We established the Separate Account on April 14, 1998, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of owners and persons entitled to payments under the Policies and the Certificates and owners of any other policies which may be available through the Separate Account. We own the assets of the Separate Account. The obligations under the Policies and the Certificates are our obligations. These assets are held separately from our other assets. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to our other income, gains or losses (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the general account assets or any other separate account we maintain.


The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:



ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in common stocks of companies domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, money market instruments, and cash and equivalents.



DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)



DEUTSCHE VIT EQUITY 500 INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)



DEUTSCHE VIT SMALL CAP INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: INITIAL
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: INITIAL
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND OVERSEAS PORTFOLIO: INITIAL
CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND ASSET MANAGER PORTFOLIO: INITIAL CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.



TEMPLETON INTERNATIONAL SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth by investing primarily in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.



(1) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.



(2) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.



(3) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY BANKERS TRUST COMPANY.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.



J.P. MORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.



J.P. MORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks. The Portfolio invests primarily in small and medium sized U.S. companies where market capitalizations are greater than $100 million and less than $2 billion, typically represented by the Russell 2000 Index.



J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities. The Portfolio invests primarily in large- and medium-capitalization U.S. companies.



MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS INVESTORS TRUST SERIES (FORMERLY CALLED "MFS GROWTH WITH INCOME
SERIES") -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS NEW DISCOVERY SERIES -- Seeks capital appreciation.



MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO (FORMERLY CALLED "THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL EQUITY PORTFOLIO") -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds". The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings

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16                                               HARTFORD LIFE INSURANCE COMPANY
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that beat market expectations. The Portfolio may invest, to a limited extent, in foreign equity securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Deutsche Asset Management VIT Funds are managed by Deutsche Asset Management, Inc. Fidelity Variable Insurance Products Fund is managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisers Limited. The Templeton International Securities Fund is managed by Templeton Investment Counsel, Inc. Hartford Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, and Hartford Money Market HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Universal Institutional Funds, Inc. is managed by either Morgan Stanley Asset Management ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS"). Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

    - the cost of insurance rate per $1,000; multiplied by

    - the net amount at risk; divided by

    - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15 we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:
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18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

  - the mortality and expense risk rate; multiplied by

  - the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM

  If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

    - ten (10) calendar days after we receive the initial premium; and

    - the date we receive the final requirements to put the Certificate in force.

      We will allocate any additional premiums received prior to this later date to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE

  If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the
Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the
Investment Divisions is equal to the net
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20                                               HARTFORD LIFE INSURANCE COMPANY
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asset value per share of the corresponding Portfolio at the end of the Valuation
Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount
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HARTFORD LIFE INSURANCE COMPANY                                               21
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before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to
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22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS


Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:


- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate
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HARTFORD LIFE INSURANCE COMPANY                                               23
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Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING


You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.


We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.


You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.


PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repay-

ment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to
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HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations, and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premuim payments of the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.


The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.



Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.



All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.



Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.


OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management company.

HARTFORD OR US OR WE OR OUR: Hartford Life Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
OMNISOURCE-REGISTERED TRADEMARK-

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2001


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                   8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-present), Chief Executive Officer
                       (1997-present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

Joe M. Thomson         Senior Vice President (2000-present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A was established as a separate account under Connecticut law on April 14, 1998. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account A.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.97%. The 0.97% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.97%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,340      12,340     250,000     11,017      11,017     250,000
          2                 30,355        24,433      24,433     250,000     21,855      21,855     250,000
          3                 46,680        36,322      36,322     250,000     32,517      32,517     250,000
          4                 63,821        48,028      48,028     250,000     43,009      43,009     250,000
          5                 81,819        59,570      59,570     250,000     53,331      53,331     250,000
          6                100,717        70,948      70,948     250,000     63,488      63,488     250,000
          7                120,560        82,173      82,173     250,000     73,475      73,475     250,000
          8                126,588        80,701      80,701     250,000     70,985      70,985     250,000
          9                132,917        79,215      79,215     250,000     68,373      68,373     250,000
         10                139,563        77,710      77,710     250,000     65,617      65,617     250,000
         11                146,541        76,242      76,242     250,000     62,701      62,701     250,000
         12                153,868        74,725      74,725     250,000     59,605      59,605     250,000
         13                161,561        73,149      73,149     250,000     56,316      56,316     250,000
         14                169,639        71,511      71,511     250,000     52,812      52,812     250,000
         15                178,121        69,806      69,806     250,000     49,069      49,069     250,000
         16                187,027        67,856      67,856     250,000     45,051      45,051     250,000
         17                196,378        65,787      65,787     250,000     40,715      40,715     250,000
         18                206,197        63,605      63,605     250,000     36,004      36,004     250,000
         19                216,507        61,287      61,287     250,000     30,852      30,852     250,000
         20                227,332        58,816      58,816     250,000     25,186      25,186     250,000
         25                290,140        44,122      44,122     250,000          0           0           0
         30                370,300        24,006      24,006     250,000          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,093      13,093     250,000     11,720      11,720     250,000
          2                 30,355        26,710      26,710     250,000     23,956      23,956     250,000
          3                 46,680        40,919      40,919     250,000     36,739      36,739     250,000
          4                 63,821        55,768      55,768     250,000     50,102      50,102     250,000
          5                 81,819        71,305      71,305     250,000     64,079      64,079     250,000
          6                100,717        87,563      87,563     250,000     78,710      78,710     250,000
          7                120,560       104,589     104,589     250,000     94,031      94,031     250,000
          8                126,588       109,114     109,114     250,000     97,032      97,032     250,000
          9                132,917       113,834     113,834     250,701    100,081     100,081     250,000
         10                139,563       118,750     118,750     254,306    103,170     103,170     250,000
         11                146,541       123,977     123,977     258,267    106,297     106,297     250,000
         12                153,868       129,407     129,407     262,376    109,458     109,458     250,000
         13                161,561       135,045     135,045     266,602    112,656     112,656     250,000
         14                169,639       140,898     140,898     270,948    115,891     115,891     250,000
         15                178,121       146,978     146,978     275,419    119,160     119,160     250,000
         16                187,027       153,322     153,322     280,080    122,456     122,456     250,000
         17                196,378       159,900     159,900     284,882    125,769     125,769     250,000
         18                206,197       166,732     166,732     289,857    129,087     129,087     250,000
         19                216,507       173,821     173,821     295,023    132,393     132,393     250,000
         20                227,332       181,172     181,172     300,391    135,673     135,673     250,000
         25                290,140       222,575     222,575     331,044    151,397     151,397     250,000
         30                370,300       273,137     273,137     369,683    164,376     164,376     250,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,846      13,846      250,000    12,423      12,423       250,000
          2                 30,355          29,078      29,078      250,000    26,143      26,143       250,000
          3                 46,680          45,889      45,889      250,000    41,309      41,309       250,000
          4                 63,821          64,472      64,472      250,000    58,092      58,092       250,000
          5                 81,819          85,035      85,035      250,000    76,680      76,680       250,000
          6                100,717         107,793     107,793      257,669    97,291      97,291       250,000
          7                120,560         132,907     132,907      308,547   120,004     120,004       278,762
          8                126,588         146,609     146,609      330,670   131,281     131,281       296,286
          9                132,917         161,716     161,716      354,508   143,571     143,571       314,938
         10                139,563         178,366     178,366      380,210   156,950     156,950       334,790
         11                146,541         196,890     196,890      408,262   171,511     171,511       355,918
         12                153,868         217,293     217,293      438,532   187,349     187,349       378,404
         13                161,561         239,759     239,759      471,140   204,577     204,577       402,334
         14                169,639         264,493     264,493      506,273   223,311     223,311       427,801
         15                178,121         291,726     291,726      544,137   243,679     243,679       454,903
         16                187,027         321,769     321,769      585,075   265,806     265,806       483,744
         17                196,378         354,817     354,817      629,230   289,825     289,825       514,435
         18                206,197         391,194     391,194      676,934   315,870     315,870       547,095
         19                216,507         431,212     431,212      728,508   344,078     344,078       581,851
         20                227,332         475,223     475,223      784,301   374,598     374,598       618,836
         25                290,140         771,524     771,524    1,142,219   568,454     568,454       842,550
         30                370,300       1,251,081   1,251,081    1,685,481   850,865     850,865     1,147,919
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,333      12,333     262,358     10,965      10,965     261,071
          2                 30,355        24,403      24,403     274,450     21,693      21,693     271,819
          3                 46,680        36,249      36,249     286,314     32,181      32,181     282,328
          4                 63,821        47,888      47,888     297,970     42,427      42,427     292,594
          5                 81,819        59,339      59,339     309,437     52,422      52,422     302,609
          6                100,717        70,598      70,598     320,712     62,161      62,161     312,369
          7                120,560        81,676      81,676     331,805     71,625      71,625     321,856
          8                126,588        80,050      80,050     330,180     68,588      68,588     318,830
          9                132,917        78,401      78,401     328,533     65,405      65,405     315,659
         10                139,563        76,722      76,722     326,856     62,051      62,051     312,319
         11                146,541        75,060      75,060     325,193     58,515      58,515     308,798
         12                153,868        73,328      73,328     323,466     54,777      54,777     305,077
         13                161,561        71,514      71,514     321,659     50,832      50,832     301,148
         14                169,639        69,615      69,615     319,767     46,662      46,662     296,998
         15                178,121        67,628      67,628     317,788     42,252      42,252     292,607
         16                187,027        65,266      65,266     315,457     37,571      37,571     287,949
         17                196,378        62,756      62,756     312,959     32,585      32,585     282,988
         18                206,197        60,110      60,110     310,325     27,249      27,249     277,681
         19                216,507        57,305      57,305     307,532     21,511      21,511     271,977
         20                227,332        54,321      54,321     304,563     15,324      15,324     265,826
         25                290,140        36,938      36,938     287,251          0           0           0
         30                370,300        14,454      14,454     264,861          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,086      13,086     263,047     11,664      11,664     261,714
          2                 30,355        26,678      26,678     276,596     23,777      23,777     273,790
          3                 46,680        40,835      40,835     290,706     36,353      36,353     286,326
          4                 63,821        55,602      55,602     305,421     49,408      49,408     299,340
          5                 81,819        71,020      71,020     320,784     62,951      62,951     312,841
          6                100,717        87,115      87,115     336,821     76,997      76,997     326,845
          7                120,560       103,927     103,927     353,571     91,547      91,547     341,352
          8                126,588       108,204     108,204     357,835     93,655      93,655     343,465
          9                132,917       112,636     112,636     362,254     95,668      95,668     345,487
         10                139,563       117,220     117,220     366,825     97,556      97,556     347,386
         11                146,541       122,057     122,057     371,641     99,299      99,299     349,140
         12                153,868       127,032     127,032     376,603    100,867     100,867     350,724
         13                161,561       132,138     132,138     381,698    102,243     102,243     352,116
         14                169,639       137,377     137,377     386,926    103,399     103,399     353,291
         15                178,121       142,751     142,751     392,289    104,304     104,304     354,217
         16                187,027       148,092     148,092     397,632    104,913     104,913     354,851
         17                196,378       153,515     153,515     403,048    105,172     105,172     355,140
         18                206,197       159,040     159,040     408,564    105,014     105,014     355,018
         19                216,507       164,642     164,642     414,160    104,364     104,364     354,409
         20                227,332       170,306     170,306     419,819    103,141     103,141     353,235
         25                290,140       199,833     199,833     449,313     85,725      85,725     336,163
         30                370,300       230,458     230,458     479,930     38,439      38,439     289,535
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,838      13,838      263,733    12,364      12,364       262,355
          2                 30,355          29,043      29,043      278,818    25,947      25,947       275,831
          3                 46,680          45,794      45,794      295,435    40,869      40,869       290,637
          4                 63,821          64,276      64,276      313,766    57,268      57,268       306,907
          5                 81,819          84,687      84,687      334,008    75,289      75,289       324,787
          6                100,717         107,226     107,226      356,362    95,096      95,096       344,438
          7                120,560         132,129     132,129      381,058   116,855     116,855       366,026
          8                126,588         145,604     145,604      394,423   127,064     127,064       376,163
          9                132,917         160,467     160,467      409,165   138,161     138,161       387,182
         10                139,563         176,855     176,855      425,421   150,213     150,213       399,152
         11                146,541         195,099     195,099      443,501   163,308     163,308       412,155
         12                153,868         215,207     215,207      463,447   177,533     177,533       426,282
         13                161,561         237,369     237,369      485,430   193,000     193,000       441,641
         14                169,639         261,801     261,801      509,663   209,821     209,821       458,343
         15                178,121         288,741     288,741      538,569   228,119     228,119       476,512
         16                187,027         318,476     318,476      579,087   248,016     248,016       496,270
         17                196,378         351,185     351,185      622,789   269,643     269,643       517,746
         18                206,197         387,189     387,189      670,004   293,133     293,133       541,073
         19                216,507         426,797     426,797      721,048   318,624     318,624       566,390
         20                227,332         470,356     470,356      776,269   346,274     346,274       593,851
         25                290,140         763,619     763,619    1,130,516   523,836     523,836       776,418
         30                370,300       1,238,259   1,238,259    1,668,207   784,022     784,022     1,057,740
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,140       5,140     250,000      3,969       3,969     250,000
          2                 12,915        10,119      10,119     250,000      7,815       7,815     250,000
          3                 19,861        14,974      14,974     250,000     11,534      11,534     250,000
          4                 27,154        19,726      19,726     250,000     15,126      15,126     250,000
          5                 34,812        24,389      24,389     250,000     18,583      18,583     250,000
          6                 42,853        28,962      28,962     250,000     21,902      21,902     250,000
          7                 51,296        33,454      33,454     250,000     25,068      25,068     250,000
          8                 60,161        37,986      37,986     250,000     28,188      28,188     250,000
          9                 69,469        42,430      42,430     250,000     31,129      31,129     250,000
         10                 79,242        46,783      46,783     250,000     33,874      33,874     250,000
         11                 89,504        51,076      51,076     250,000     36,415      36,415     250,000
         12                100,279        55,258      55,258     250,000     38,740      38,740     250,000
         13                111,593        59,324      59,324     250,000     40,846      40,846     250,000
         14                123,473        63,275      63,275     250,000     42,722      42,722     250,000
         15                135,947        67,112      67,112     250,000     44,357      44,357     250,000
         16                149,044        70,669      70,669     250,000     45,726      45,726     250,000
         17                162,796        74,089      74,089     250,000     46,802      46,802     250,000
         18                177,236        77,386      77,386     250,000     47,547      47,547     250,000
         19                192,398        80,545      80,545     250,000     47,916      47,916     250,000
         20                208,318        83,559      83,559     250,000     47,865      47,865     250,000
         25                300,684        96,719      96,719     250,000     39,670      39,670     250,000
         30                418,569       106,355     106,355     250,000      9,498       9,498     250,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,457       5,457     250,000      4,245       4,245     250,000
          2                 12,915        11,072      11,072     250,000      8,616       8,616     250,000
          3                 19,861        16,890      16,890     250,000     13,117      13,117     250,000
          4                 27,154        22,941      22,941     250,000     17,752      17,752     250,000
          5                 34,812        29,250      29,250     250,000     22,521      22,521     250,000
          6                 42,853        35,827      35,827     250,000     27,429      27,429     250,000
          7                 51,296        42,693      42,693     250,000     32,468      32,468     250,000
          8                 60,161        49,992      49,992     250,000     37,763      37,763     250,000
          9                 69,469        57,611      57,611     250,000     43,189      43,189     250,000
         10                 79,242        65,562      65,562     250,000     48,740      48,740     250,000
         11                 89,504        73,919      73,919     250,000     54,422      54,422     250,000
         12                100,279        82,635      82,635     250,000     60,237      60,237     250,000
         13                111,593        91,727      91,727     250,000     66,195      66,195     250,000
         14                123,473       101,218     101,218     250,000     72,307      72,307     250,000
         15                135,947       111,136     111,136     250,000     78,581      78,581     250,000
         16                149,044       121,486     121,486     250,000     85,018      85,018     250,000
         17                162,796       132,328     132,328     250,000     91,623      91,623     250,000
         18                177,236       143,712     143,712     250,000     98,396      98,396     250,000
         19                192,398       155,570     155,570     264,046    105,337     105,337     250,000
         20                208,318       167,899     167,899     278,383    112,454     112,454     250,000
         25                300,684       237,547     237,547     353,314    151,600     151,600     250,000
         30                418,569       322,815     322,815     436,921    199,296     199,296     270,122
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  6,300           5,774       5,774      250,000     4,521       4,521       250,000
          2                 12,915          12,063      12,063      250,000     9,452       9,452       250,000
          3                 19,861          18,963      18,963      250,000    14,835      14,835       250,000
          4                 27,154          26,559      26,559      250,000    20,720      20,720       250,000
          5                 34,812          34,942      34,942      250,000    27,157      27,157       250,000
          6                 42,853          44,196      44,196      250,000    34,208      34,208       250,000
          7                 51,296          54,423      54,423      250,000    41,931      41,931       250,000
          8                 60,161          65,867      65,867      250,000    50,531      50,531       250,000
          9                 69,469          78,521      78,521      250,000    59,970      59,970       250,000
         10                 79,242          92,515      92,515      250,000    70,338      70,338       250,000
         11                 89,504         108,094     108,094      250,000    81,754      81,754       250,000
         12                100,279         125,343     125,343      252,961    94,350      94,350       250,000
         13                111,593         144,367     144,367      283,690   108,286     108,286       250,000
         14                123,473         165,326     165,326      316,455   123,745     123,745       250,000
         15                135,947         188,414     188,414      351,437   140,851     140,851       262,944
         16                149,044         213,886     213,886      388,909   159,465     159,465       290,213
         17                162,796         241,920     241,920      429,019   179,698     179,698       318,963
         18                177,236         272,789     272,789      472,042   201,670     201,670       349,299
         19                192,398         306,761     306,761      518,254   225,503     225,503       381,335
         20                208,318         344,135     344,135      567,956   251,327     251,327       415,192
         25                300,684         595,864     595,864      882,158   415,960     415,960       616,527
         30                418,569       1,003,385   1,003,385    1,351,780   656,905     656,905       886,244
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.97% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,137       5,137     255,154      3,949       3,949     254,048
          2                 12,915        10,106      10,106     260,137      7,753       7,753     257,864
          3                 19,861        14,944      14,944     264,985     11,409      11,409     261,532
          4                 27,154        19,668      19,668     269,719     14,912      14,912     265,048
          5                 34,812        24,294      24,294     274,353     18,252      18,252     268,401
          6                 42,853        28,818      28,818     278,886     21,423      21,423     271,587
          7                 51,296        33,250      33,250     283,325     24,406      24,406     274,585
          8                 60,161        37,708      37,708     287,791     27,304      27,304     277,500
          9                 69,469        42,064      42,064     292,155     29,977      29,977     280,192
         10                 79,242        46,310      46,310     296,411     32,403      32,403     282,638
         11                 89,504        50,471      50,471     300,579     34,570      34,570     284,827
         12                100,279        54,490      54,490     304,610     36,461      36,461     286,741
         13                111,593        58,359      58,359     308,490     38,070      38,070     288,373
         14                123,473        62,072      62,072     312,217     39,383      39,383     289,710
         15                135,947        65,630      65,630     315,788     40,382      40,382     290,736
         16                149,044        68,751      68,751     318,945     41,040      41,040     291,422
         17                162,796        71,664      71,664     321,875     41,323      41,323     291,736
         18                177,236        74,385      74,385     324,612     41,187      41,187     291,634
         19                192,398        76,888      76,888     327,133     40,582      40,582     291,068
         20                208,318        79,157      79,157     329,421     39,459      39,459     289,988
         25                300,684        87,210      87,210     337,568     24,737      24,737     275,527
         30                418,569        88,840      88,840     339,314          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.03% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,454       5,454     255,444      4,223       4,223     254,302
          2                 12,915        11,058      11,058     261,036      8,548       8,548     258,618
          3                 19,861        16,856      16,856     266,817     12,972      12,972     263,034
          4                 27,154        22,872      22,872     272,815     17,495      17,495     267,548
          5                 34,812        29,132      29,132     279,054     22,108      22,108     272,153
          6                 42,853        35,641      35,641     285,542     26,808      26,808     276,846
          7                 51,296        42,420      42,420     292,298     31,575      31,575     281,607
          8                 60,161        49,607      49,607     299,460     36,521      36,521     286,548
          9                 69,469        57,083      57,083     306,911     41,504      41,504     291,529
         10                 79,242        64,853      64,853     314,657     46,502      46,502     296,525
         11                 89,504        72,977      72,977     322,751     51,498      51,498     301,521
         12                100,279        81,394      81,394     331,143     56,471      56,471     306,496
         13                111,593        90,107      90,107     339,831     61,412      61,412     311,439
         14                123,473        99,125      99,125     348,822     66,298      66,298     316,331
         15                135,947       108,458     108,458     358,129     71,108      71,108     321,147
         16                149,044       117,901     117,901     367,562     75,803      75,803     325,852
         17                162,796       127,629     127,629     377,266     80,339      80,339     330,401
         18                177,236       137,670     137,670     387,280     84,658      84,658     334,739
         19                192,398       148,011     148,011     397,596     88,693      88,693     338,798
         20                208,318       158,647     158,647     408,207     92,375      92,375     342,510
         25                300,684       216,963     216,963     466,375    103,142     103,142     353,514
         30                418,569       284,210     284,210     533,467     91,281      91,281     342,176
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.03% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,771       5,771       255,733     4,498       4,498     254,555
          2                 12,915        12,048      12,048       261,967     9,377       9,377     259,401
          3                 19,861        18,924      18,924       268,790    14,669      14,669     264,657
          4                 27,154        26,478      26,478       276,285    20,414      20,414     270,362
          5                 34,812        34,798      34,798       284,538    26,645      26,645     276,551
          6                 42,853        43,960      43,960       293,627    33,408      33,408     283,267
          7                 51,296        54,062      54,062       303,646    40,734      40,734     290,544
          8                 60,161        65,336      65,336       314,829    48,798      48,798     298,554
          9                 69,469        77,763      77,763       327,155    57,521      57,521     307,220
         10                 79,242        91,457      91,457       340,739    66,947      66,947     316,585
         11                 89,504       106,630     106,630       355,783    77,136      77,136     326,706
         12                100,279       123,338     123,338       372,357    88,145      88,145     337,645
         13                111,593       141,735     141,735       390,606   100,053     100,053     349,474
         14                123,473       161,995     161,995       410,703   112,937     112,937     362,272
         15                135,947       184,316     184,316       432,845   126,877     126,877     376,121
         16                149,044       208,823     208,823       457,160   141,953     141,953     391,097
         17                162,796       235,822     235,822       483,941   158,244     158,244     407,282
         18                177,236       265,598     265,598       513,474   175,829     175,829     424,754
         19                192,398       298,425     298,425       546,035   194,786     194,786     443,592
         20                208,318       334,617     334,617       581,933   215,204     215,204     463,882
         25                300,684       579,928     579,928       858,566   343,391     343,391     591,270
         30                418,569       977,535     977,535     1,316,955   527,057     527,057     773,867
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
ICMG Registered Variable Life Separate Account A
OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A OmniSource (Hartford Bond, Hartford Capital Appreciation, Hartford Money Market, Neuberger Berman AMT Partners, Neuberger Berman AMT Balanced, Neuberger Berman AMT Limited Maturity Bond, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund High Income, Fidelity VIP Fund Overseas, Fidelity VIP Fund II Asset Manager, Alger American Small Capitalization, Alger American Growth, J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan Small Company, J.P. Morgan International Opportunities, MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity, MSDW Universal Funds Emerging Markets Equity, BT Equity 500 Index, BT Small Cap Index, BT EAFE Equity Index, MFS High Income and Templeton Growth Securities investment divisions) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations for the periods presented in the year then ended and the changes in their net assets for the periods presented in the two years then ended in conformity with accounting principles generally accepted in the United States.


Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities

--------------------------------------------------------------------------------

 December 31, 2000                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 ------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 55,260
  Cost $57,803
  ...............................................................................................
    Market Value                      $61,222     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 8,651
  Cost $45,363
  ...............................................................................................
    Market Value                           --        51,266         --            --          --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND,
 INC. - CLASS IA
  Shares 10,690
  Cost $10,690
  ...............................................................................................
    Market Value                           --            --     10,690            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 ------------------------------------------------------------------------------------------------
 PARTNERS PORTFOLIO
  Shares 632
  Cost $11,654
  ...............................................................................................
    Market Value                           --            --         --        10,224          --
 ------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 12,485
  Cost $211,249
  ...............................................................................................
    Market Value                           --            --         --            --     215,738
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --         --            --          --
  ...............................................................................................
 Receivable from fund shares sold           7            21          2             1          --
  ...............................................................................................
 TOTAL ASSETS                          61,229        51,287     10,692        10,225     215,738
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                         7            21         --             1         203
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                          7            21         --             1         203
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $61,222     $  51,266    $10,692     $  10,224   $ 215,535
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            4,524         2,523         --            --      15,690
 Unit price                           $ 11.06     $   15.04    $ 10.91     $   10.55   $   12.95
  ...............................................................................................
 Units owned by Hartford Life
  Insurance Company                     1,010           886        980           969         948
 Unit price                           $ 11.06     $   15.04    $ 10.91     $   10.55   $   12.95
 ------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE


Statements of Assets & Liabilities -- (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 ------------------------------------------------------------------------------------------------
 LIMITED MATURITY BOND PORTFOLIO
  Shares 810
  Cost $10,591
  ...............................................................................................
    Market Value                      $10,685     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 ------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 839
  Cost $21,723
  ...............................................................................................
    Market Value                           --        21,419         --            --          --
 ------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 5,298
  Cost $58,165
  ...............................................................................................
    Market Value                           --            --     43,334            --          --
 ------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO
  Shares 499
  Cost $11,127
  ...............................................................................................
    Market Value                           --            --         --         9,969          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 ------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 633
  Cost $11,108
  ...............................................................................................
    Market Value                           --            --         --            --      10,136
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --         --            --          --
  ...............................................................................................
 Receivable from fund shares sold           4            --         12            --           3
  ...............................................................................................
 TOTAL ASSETS                          10,689        21,419     43,346         9,969      10,139
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                         5           164         10             6          --
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                          5           164         10             6          --
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $10,684     $  21,255    $43,336     $   9,963   $  10,139
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --           952      4,368            --          --
 Unit price                           $ 10.76     $   11.20    $  8.11     $   11.52   $   10.38
  ...............................................................................................
 Units owned by Hartford Life
  Insurance Company                       993           945        973           865         976
 Unit price                           $ 10.76     $   11.20    $  8.11     $   11.52   $   10.38
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE


Statements of Assets & Liabilities -- (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE ALGER AMERICAN
 FUNDS:
 ------------------------------------------------------------------------------------------------
 ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
  Shares 407
  Cost $14,424
  ...............................................................................................
    Market Value                      $ 9,560     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 ALGER AMERICAN GROWTH PORTFOLIO
  Shares 455
  Cost $24,651
  ...............................................................................................
    Market Value                           --        21,520         --            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE J.P. MORGAN
 SERIES TRUST II:
 ------------------------------------------------------------------------------------------------
 J.P. MORGAN BOND PORTFOLIO
  Shares 7,848
  Cost $88,838
  ...............................................................................................
    Market Value                           --            --     91,435            --          --
 ------------------------------------------------------------------------------------------------
 J.P. MORGAN EQUITY PORTFOLIO
  Shares 1,732
  Cost $29,987
  ...............................................................................................
    Market Value                           --            --         --        25,806          --
 ------------------------------------------------------------------------------------------------
 J.P. MORGAN SMALL COMPANY
 PORTFOLIO
  Shares 4,653
  Cost $71,405
  ...............................................................................................
    Market Value                           --            --         --            --      66,906
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --         --            --          --
  ...............................................................................................
 Receivable from fund shares sold           4            11         --            --          --
  ...............................................................................................
 TOTAL ASSETS                           9,564        21,531     91,435        25,806      66,906
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                         4            11         13           171         237
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                          4            11         13           171         237
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $ 9,560     $  21,520    $91,422     $  25,635   $  66,669
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --         1,092      7,344         1,589       4,057
 Unit price                           $ 10.35     $   10.54    $ 10.94     $   10.23   $   13.53
  ...............................................................................................
 Units owned by Hartford Life
  Insurance Company                       924           950      1,012           917         870
 Unit price                           $ 10.35     $   10.54    $ 10.94     $   10.23   $   13.53
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE


Statements of Assets & Liabilities -- (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  J.P.         MSDW         MSDW        MSDW         MSDW
                                    Morgan       Universal    Universal   Universal    Universal
                                    International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN J.P. MORGAN SERIES
 TRUST II:
 ------------------------------------------------------------------------------------------------
 J.P. MORGAN INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
  Shares 7,148
  Cost $91,995
  ...............................................................................................
    Market Value                      $81,130     $      --     $   --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS,
 INC.:
 ------------------------------------------------------------------------------------------------
 FIXED INCOME PORTFOLIO
  Shares 4,757
  Cost $49,829
  ...............................................................................................
    Market Value                           --        49,994         --            --          --
 ------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 1,170
  Cost $12,008
  ...............................................................................................
    Market Value                           --            --      9,313            --          --
 ------------------------------------------------------------------------------------------------
 EQUITY GROWTH PORTFOLIO
  Shares 621
  Cost $11,028
  ...............................................................................................
    Market Value                           --            --         --        10,409          --
 ------------------------------------------------------------------------------------------------
 VALUE PORTFOLIO
  Shares 907
  Cost $10,375
  ...............................................................................................
    Market Value                           --            --         --            --      11,923
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --         --            --          --
  ...............................................................................................
 Receivable from fund shares sold          --            --         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          81,130        49,994      9,313        10,409      11,923
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                        30           271         79             8         102
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                         30           271         79             8         102
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $81,100     $  49,723     $9,234     $  10,401   $  11,821
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            6,207         3,539         --            --          --
 Unit price                           $ 11.51     $   10.91     $ 9.39     $   11.64   $   12.22
  ...............................................................................................
 Units owned by Hartford Life
  Insurance Company                       840          1019        983           894         967
 Unit price                           $ 11.51     $   10.91     $ 9.39     $   11.64   $   12.22
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE


Statements of Assets & Liabilities -- (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  MSDW         MSDW         BT Equity   BT Small     BT EAFE
                                    Universal    Universal    500 Index   Cap Index    Equity
                                    Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS,
 INC.:
 ------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 3,278
  Cost $43,916
  ...............................................................................................
    Market Value                      $43,242     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 EMERGING MARKETS EQUITY PORTFOLIO
  Shares 2,658
  Cost $24,464
  ...............................................................................................
    Market Value                           --        18,848         --            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUNDS
 TRUST:
 ------------------------------------------------------------------------------------------------
 EQUITY 500 INDEX FUND
  Shares 1,435
  Cost $20,023
  ...............................................................................................
    Market Value                           --            --     19,765            --          --
 ------------------------------------------------------------------------------------------------
 SMALL CAP INDEX FUND
  Shares 1,002
  Cost $10,496
  ...............................................................................................
    Market Value                           --            --         --        11,120          --
 ------------------------------------------------------------------------------------------------
 EAFE EQUITY INDEX FUND
  Shares 873
  Cost $10,694
  ...............................................................................................
    Market Value                           --            --         --            --       9,722
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --         --            --          --
  ...............................................................................................
 Receivable from fund shares sold          --            --         27            --          --
  ...............................................................................................
 TOTAL ASSETS                          43,242        18,848     19,792        11,120       9,722
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                       544           214         25            94          83
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                        544           214         25            94          83
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $42,698     $  18,634    $19,767     $  11,026   $   9,639
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            2,640           860        953            --          --
 Unit price                           $ 12.00     $   11.48    $ 10.40     $   12.11   $   10.77
  ...............................................................................................
 Units owned by Hartford Life
  Insurance Company                       919           763        948           910         895
 Unit price                           $ 12.00     $   11.48    $ 10.40     $   12.11   $   10.77
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE


Statements of Assets & Liabilities -- (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  MFS         Templeton
                                    High        Growth
                                    Income      Securities
                                    Investment  Investment
                                    Division    Division
 ----------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MFS VARIABLE
 INSURANCE TRUST:
 ----------------------------------------------------------
 HIGH INCOME SERIES
  Shares 720
  Cost $7,612
  .........................................................
    Market Value                      $7,080     $      --
 ----------------------------------------------------------
 INVESTMENTS IN THE FRANKLIN
 TEMPLETON VARIABLE INSURANCE
 TRUST:
 ----------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
 -CLASS 2
  Shares 570
  Cost $7,525
    Market Value                          --         7,804
 ----------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                       --            --
  .........................................................
 Receivable from fund shares sold         --            --
  .........................................................
 TOTAL ASSETS                          7,080         7,804
  .........................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                      384           423
  .........................................................
 Payable for fund shares purchased        --            --
  .........................................................
 TOTAL LIABILITIES                       384           423
 ----------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $6,696     $   7,381
 ----------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants             710           704
 Unit price                           $ 9.42     $   10.48
  .........................................................
 Units owned by Hartford Life
  Insurance Company                       --            --
 Unit price                           $ 9.42     $   10.48
 ----------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

 December 31, 2000                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   264     $     333     $  617     $      78   $   4,053
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (377)         (332)       (68)          (65)     (1,596)
  ...............................................................................................
  Net investment (loss) income           (113)            1        549            13       2,457
  ...............................................................................................
 CAPITAL GAINS INCOME                      --         6,951         --         1,658      32,094
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                  29            22         --             3        (295)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   6,302        (1,258)        --        (1,669)    (45,923)
  ...............................................................................................
  Net gain (loss) on investments        6,331        (1,236)        --        (1,666)    (46,218)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $ 6,218     $   5,716     $  549     $       5   $ (11,667)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   677     $     628    $  3,765    $     167   $   7,232
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (67)         (183)       (340)         (74)       (758)
  ...............................................................................................
  Net investment income                   610           445       3,425           93       6,474
  ...............................................................................................
 CAPITAL GAINS INCOME                      --         2,365          --        1,052      17,039
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                   2        (1,435)        (53)          (3)    (10,273)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       2          (166)    (16,338)      (3,577)    (15,532)
  ...............................................................................................
  Net gain (loss) on investments            4        (1,601)    (16,391)      (3,580)    (25,805)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $   614     $   1,209    $(12,966)   $  (2,435)  $  (2,292)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $    --     $      --     $4,321     $     174   $     107
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (80)         (165)      (323)         (183)       (278)
  ...............................................................................................
  Net investment (loss) income            (80)         (165)     3,998            (9)       (171)
  ...............................................................................................
 CAPITAL GAINS INCOME                   4,513         3,340         --           816         347
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                           10            20          6            11          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (8,102)       (7,090)     2,669        (4,168)     (7,612)
  ...............................................................................................
  Net (loss) gain on investments       (8,092)       (7,070)     2,675        (4,157)     (7,612)
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $(3,659)    $  (3,895)    $6,673     $  (3,350)  $  (7,436)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  J.P.         MSDW         MSDW        MSDW         MSDW
                                    Morgan       Universal    Universal   Universal    Universal
                                    International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     81     $   2,920    $ 1,219     $      --   $     102
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (381)         (306)       (65)          (79)        (64)
  ...............................................................................................
  Net investment (loss) income           (300)        2,614      1,154           (79)         38
  ...............................................................................................
 CAPITAL GAINS INCOME                   1,758            --         --           740         158
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
    security transactions                 (21)           35         --            --          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (14,311)        2,058     (2,322)       (2,120)      2,121
  ...............................................................................................
  Net (loss) gain on investments      (14,332)        2,093     (2,322)       (2,120)      2,121
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS    $(12,874)    $   4,707    $(1,168)    $  (1,459)  $   2,317
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MSDW         MSDW         BT Equity   BT Small     BT EAFE
                                    Universal    Universal    500 Index   Cap Index    Equity
                                    Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   831     $      --    $    --     $      --   $      --
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (256)         (178)      (141)          (76)        (69)
  ...............................................................................................
  Net investment income (loss)            575          (178)      (141)          (76)        (69)
  ...............................................................................................
 CAPITAL GAINS INCOME                   2,668         3,192         11            58         162
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                           --            --         31            --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     946       (15,193)    (2,051)         (506)     (2,105)
  ...............................................................................................
  Net gain (loss) on investments          946       (15,193)    (2,020)         (506)     (2,105)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $ 4,189     $ (12,179)   $(2,149)    $    (524)  $  (2,012)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MFS         Templeton
                                    High        Growth
                                    Income      Securities
                                    Investment  Investment
                                    Division*   Division*
 ----------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   --     $      --
  .........................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (25)          (25)
  .........................................................
  Net investment loss                    (25)          (25)
  .........................................................
 CAPITAL GAINS INCOME                     --            --
  .........................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                          --            --
  .........................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (532)          279
  .........................................................
  Net (loss) gain on investments        (532)          279
 ----------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $ (557)    $     254
 ----------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 December 31, 2000                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income        $  (113)    $       1    $   549     $      13   $   2,457
  ...............................................................................................
  Capital gains income                     --         6,951         --         1,658      32,094
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                  29            22         --             3        (295)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   6,302        (1,258)        --        (1,669)    (45,923)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          6,218         5,716        549             5     (11,667)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 87            70         --            --          --
  ...............................................................................................
  Administrative fee                      (30)          (22)        --            --          --
  ...............................................................................................
  Transfers                                --            --         --            --          --
  ...............................................................................................
  Death claims                             --            --         --            --          --
  ...............................................................................................
  Surrenders                               --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees       (584)         (245)        --            --          --
  ...............................................................................................
  Other activity                           (5)          (28)         3             3      (1,661)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                         (532)         (225)         3             3      (1,661)
  ...............................................................................................
  Net increase (decrease) in net
    assets                              5,686         5,491        552             8     (13,328)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  55,536        45,775     10,140        10,216     228,863
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $61,222     $  51,266    $10,692     $  10,224   $ 215,535
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   610     $     445    $  3,425    $      93   $   6,474
  ...............................................................................................
  Capital gains income                     --         2,365          --        1,052      17,039
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                   2        (1,435)        (53)          (3)    (10,273)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       2          (166)    (16,338)      (3,577)    (15,532)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            614         1,209     (12,966)      (2,435)     (2,292)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            24          76           --          --
  ...............................................................................................
  Administrative fee                       --           (67)        (27)          --         (65)
  ...............................................................................................
  Transfers                                --       (15,212)         --           --    (210,803)
  ...............................................................................................
  Death claims                             --            --          --           --          --
  ...............................................................................................
  Surrenders                               --            --          --           --          --
  ...............................................................................................
  Cost of insurance and other fees         --        (2,199)       (550)          --        (585)
  ...............................................................................................
  Other activity                            3            30          18           (2)     (5,018)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            3       (17,424)       (483)          (2)   (216,471)
  ...............................................................................................
  Net increase (decrease) in net
    assets                                617       (16,215)    (13,449)      (2,437)   (218,763)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  10,067        37,470      56,785       12,400     228,902
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $10,684     $  21,255    $ 43,336    $   9,963   $  10,139
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income        $   (80)    $    (165)   $ 3,998     $      (9)  $    (171)
  ...............................................................................................
  Capital gains income                  4,513         3,340         --           816         347
  ...............................................................................................
  Net realized gain on security
    transactions                           10            20          6            11          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (8,102)       (7,090)     2,669        (4,168)     (7,612)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (3,659)       (3,895)     6,673        (3,350)     (7,436)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            25        132            32         102
  ...............................................................................................
  Administrative fee                       --            (8)       (17)          (11)        (14)
  ...............................................................................................
  Transfers                                --            --     73,781            --      73,781
  ...............................................................................................
  Death claims                             --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees         --           (91)      (175)         (123)       (137)
  ...............................................................................................
  Other activity                           (4)          (10)       945             1     (12,990)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                           (4)          (84)    74,666          (101)     60,742
  ...............................................................................................
  Net (decrease) increase in net
    assets                             (3,663)       (3,979)    81,339        (3,451)     53,306
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  13,223        25,499     10,083        29,086      13,363
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $ 9,560     $  21,520    $91,422     $  25,635   $  66,669
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  J.P.         MSDW         MSDW        MSDW         MSDW
                                    Morgan       Universal    Universal   Universal    Universal
                                    International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $   (300)    $   2,614    $ 1,154     $     (79)  $      38
  ...............................................................................................
  Capital gains income                  1,758            --         --           740         158
  ...............................................................................................
  Net realized (loss) gain on
    security transactions                 (21)           35         --            --          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (14,311)        2,058     (2,322)       (2,120)      2,121
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (12,874)        4,707     (1,168)       (1,459)      2,317
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                137            67         --            --          --
  ...............................................................................................
  Administrative fee                      (25)          (23)        --            --          --
  ...............................................................................................
  Cost of insurance and other fees       (265)         (451)        --            --          --
  ...............................................................................................
  Other activity                         (330)          (36)        10            (6)        (17)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                         (483)         (443)        10            (6)        (17)
  ...............................................................................................
  Net (decrease) increase in net
    assets                            (13,357)        4,264     (1,158)       (1,465)      2,300
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  31,216        45,459     10,392        11,866       9,521
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 17,859     $  49,723    $ 9,234     $  10,401   $  11,821
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------

 December 31, 2000                  MSDW         MSDW         BT Equity   BT Small     BT EAFE
                                    Universal    Universal    500 Index   Cap Index    Equity
                                    Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   575     $    (178)   $  (141)    $     (76)  $     (69)
  ...............................................................................................
  Capital gains income                  2,668         3,192         11            58         162
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --         30            --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     946       (15,193)    (2,051)         (506)     (2,105)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          4,189       (12,179)    (2,150)         (524)     (2,012)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 54            24         20            --          --
  ...............................................................................................
  Administrative fee                      (18)           (9)       (18)           --          --
  ...............................................................................................
  Death claims                             --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees       (200)          (98)      (324)           --          --
  ...............................................................................................
  Other activity                          (54)          104        (16)            8          10
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                         (218)           21       (338)            8          10
  ...............................................................................................
  Net increase (decrease) in net
    assets                              3,971       (12,158)    (2,488)         (516)     (2,002)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  38,727        30,792     22,255        11,542      11,641
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $42,698     $  18,634    $19,767     $  11,026   $   9,639
 ------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MFS         Templeton
                                    High        Growth
                                    Income      Securities
                                    Investment  Investment
                                    Division*   Division*
 ----------------------------------------------------------
 OPERATIONS:
  Net investment loss                 $  (25)    $     (25)
  .........................................................
  Capital gains income                    --            --
  .........................................................
  Net realized gain on security
    transactions                          --            --
  .........................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (532)          279
  .........................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          (557)          254
  .........................................................
 UNIT TRANSACTIONS:
  Premiums                                11            11
  .........................................................
  Administrative fee                     (15)          (15)
  .........................................................
  Transfers                            7,606         7,606
  .........................................................
  Cost of insurance and other fees      (378)         (381)
  .........................................................
  Other activity                          29           (94)
  .........................................................
  Net increase in net assets
    resulting from unit
    transactions                       7,253         7,127
  .........................................................
  Net increase in net assets           6,696         7,381
  .........................................................
 NET ASSETS:
  Beginning of period                     --            --
 ----------------------------------------------------------
  END OF PERIOD                       $6,696     $   7,381
 ----------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period From Inception,     Hartford     Hartford     Hartford    Neuberger    Neuberger
 September 8, 1999 to               Bond         Capital      Money       Berman       Berman
 December 31, 1999                  Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $ 2,909     $      62    $   142     $     (20)  $    (363)
  ...............................................................................................
  Capital gains income                     --            63         --            --          --
  ...............................................................................................
  Net realized gain on security
    transactions                           --             3         --            --          34
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (2,882)        7,161         --           236      50,412
  ...............................................................................................
  Net increase in net assets
    resulting from operations              27         7,289        142           216      50,083
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            55,390        38,482     10,000        10,000     170,421
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                          119             4         (2)           --       8,359
  ...............................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       55,509        38,486      9,998        10,000     178,780
  ...............................................................................................
  Net increase in net assets           55,536        45,775     10,140        10,216     228,863
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $55,536     $  45,775    $10,140     $  10,216   $ 228,863
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
 September 8, 1999 to               Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
 December 31, 1999                  Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss)               $   (21)    $     (70)   $  (103)    $     (22)  $    (409)
  ...............................................................................................
  Capital gains income                     --            --         --            --          --
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --         --             1           7
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      91          (139)     1,507         2,418      14,561
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                             70          (209)     1,404         2,397      14,159
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        37,529     55,390        10,000     211,340
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                           (3)          150         (9)            3       3,403
  ...............................................................................................
  Net increase in net assets
    resulting from unit
    transactions                        9,997        37,679     55,381        10,003     214,743
  ...............................................................................................
  Net increase in net assets           10,067        37,470     56,785        12,400     228,902
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $10,067     $  37,470    $56,785     $  12,400   $ 228,902
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     Alger        Alger        J.P.        J.P.         J.P.
 September 8, 1999 to               American     American     Morgan      Morgan       Morgan
 December 31, 1999                  Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income        $   (22)    $     (44)   $   151     $      23   $     (20)
  ...............................................................................................
  Capital gains income                     --            --         --         1,789         273
  ...............................................................................................
  Net realized gain on security
    transactions                            3             3         --            --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   3,238         3,959        (72)          (14)      3,114
  ...............................................................................................
  Net increase in net assets
    resulting from operations           3,219         3,918         79         1,798       3,367
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        21,393     10,000        27,089      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                            4           188          4           199          (4)
  ...............................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       10,004        21,581     10,004        27,288       9,996
  ...............................................................................................
  Net increase in net assets           13,223        25,499     10,083        29,086      13,363
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $13,223     $  25,499    $10,083     $  29,086   $  13,363
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     J.P.         MSDW         MSDW        MSDW         MSDW
 September 8, 1999 to               Morgan       Universal    Universal   Universal    Universal
 December 31, 1999                  International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    85     $   1,979    $   769     $     (21)  $      96
  ...............................................................................................
  Capital gains income                    871            --         --           385          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   3,447        (1,892)      (374)        1,501        (573)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          4,403            87        395         1,865        (477)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            27,089        45,304     10,000        10,000      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                         (276)           68         (3)            1          (2)
  ...............................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       26,813        45,372      9,997        10,001       9,998
  ...............................................................................................
  Net increase in net assets           31,216        45,459     10,392        11,866       9,521
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $31,216     $  45,459    $10,392     $  11,866   $   9,521
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     MSDW         MSDW         BT Equity   BT Small     BT EAFE
 September 8, 1999 to               Universal    Universal    500 Index   Cap Index    Equity
 December 31, 1999                  Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   371     $     (46)   $   102     $      93   $     164
  ...............................................................................................
  Capital gains income                  1,604            --         67           325         346
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --         --            --          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (1,620)        9,577      1,792         1,129       1,133
  ...............................................................................................
  Net increase in net assets
    resulting from operations             355         9,531      1,961         1,547       1,643
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            38,482        21,393     20,167        10,000      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                         (110)         (132)       127            (5)         (2)
  ...............................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       38,372        21,261     20,294         9,995       9,998
  ...............................................................................................
  Net increase in net assets           38,727        30,792     22,255        11,542      11,641
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $38,727     $  30,792    $22,255     $  11,542   $  11,641
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 2000

(1)  ORGANIZATION:

ICMG Registered Variable Life Separate Account A, OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account A, a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-seven Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

(2)  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(3)  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.


(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS


HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.


Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.


The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.


7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE


Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.


The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.


As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.


Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of ICMG Registered Variable Life Separate Account A.(1)

         (b)      Not Applicable.

         (c)(1)   Principal Underwriting Agreement.(2)

         (c)(2)   Form of Selling Agreement.(3)

         (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(2)

         (f) Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

         (g)      Contracts of Reinsurance.(6)

         (h)      Form of Participation Agreement.(6)

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)      Opinion and Consent of James M. Hedreen, FSA, MAAA.

         (m)      Not Applicable.

         (n)      Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

         (o)      No financial statement will be omitted.

         (p)      Not Applicable.

         (q)      Memorandum describing transfer and redemption procedures.(6)

         (r)      Power of Attorney.

         (s)      Organizational Chart.

--------------------
(1) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-60515, dated August 3, 1998.
(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, dated October 30, 1995.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-63731, dated
         May 21, 1996.
(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-69343, filed on February 8, 2001.
(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-60515, dated
         April 15, 1999.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------

NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.5.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

        (b)  Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
              NAME                          WITH UNDERWRITER
              ----                       ---------------------
         David A. Carlson             Vice President
         Peter W. Cummins             Senior Vice President
         David T. Foy                 Treasurer
         J. Richard Garrett           Vice President
         George R. Jay                Controller
         Robert A. Kerzner            Executive Vice President, Director
         Joseph F. Mahoney            Executive Vice President
         Thomas M. Marra              President, Director
         Christine Hayer Repasy       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director
         Lowndes A. Smith             Chief Executive Officer
         John C. Walters              Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and duly caused this registration statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 11th day of April, 2001.

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A
 (Registrant)

*By: David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President     *By: /s/ Marianne O'Doherty
                                                 --------------------------
                                                 Marianne O'Doherty
                                                 Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,       By:  /s/ Marianne O'Doherty
     Director*                                        ------------------------
Lowndes A. Smith, Chairman of the Board &                 Marianne O'Doherty
     Chief Executive Officer, Director*                   Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*                                    Date: April 11, 2001
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-60515

                                      EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2       Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3       Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4       Power of Attorney.

1.5       Organization Chart.